Loans and Debentures (Schedule of Contractual Conditions) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current maturities of long-term liabilities:
Loans from banks and others	$ 21,861	$ 39,702
Non-convertible debentures	7,125	6,769
Others	9,325	0
Total current liabilities	38,311	46,471
Non-current liabilities
Loans from banks and others	596,489	575,688
Non-convertible debentures	575,314	296,146
Total non-current liabilities	1,171,803	871,834
Total	$ 1,210,114	$ 918,305